Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 6. Related Party Transactions

As compensation for their service on the Board, Dr. Kirkland and Mr. Sierchio will receive an annual retainer of $6,000, payable in equal yearly installments in arrears and prorated for any partial years of service.

For the three and nine months ended September 30, 2016, directors' and consulting fees with respect to officers and directors of the Company were $3,000 (2015: $3,000) and $9,000 (2015: $9,000). Legal fees incurred with respect to one of the Company's directors in the three and nine months ended September 30, 2016 were $30,080 (2015: $20,583) and $121,595 ($83,138), respectively. Amounts included in accrued expenses – related parties were $30,080 at September 30, 2016 and $30,095 as of December 31, 2015.

In connection with the Company’s anticipated FDA and other regulatory filings, the Company engaged StemCell Systems to provide it with prototypes and related documents. Pursuant to this engagement the Company incurred expenses of $24,000 and $80,667 for the three months ended September 30, 2016 and 2015, respectively, and $134,567 and $140,627 for the nine months ended September 30, 2016 and 2015, respectively. Dr. Gerlach, from whom the Company purchased the CellMist™ System, is a principal of StemCell Systems.

On September 9, 2016, the Company entered into a loan agreement with KCC. Pursuant to the terms of the Loan Agreement, KCC agreed to loan the Company up to $900,000 at an annual interest rate of 7% per year, compounded quarterly. KCC provided the Company with an initial loan in the amount of $700,000, which was evidenced by the Note; the remaining $200,000 may be loaned prior to December 31, 2017, upon the mutual agreement of the Company and KCC. The Note, including any interest due thereon, may be prepaid at any time without penalty. The Note matures on December 31, 2017, and, beginning on the first anniversary of the Note, can be converted, at KCC’s sole discretion, into shares of the Company’s common stock at conversion rate equal to the lesser of: (i) $1.54, or the closing price of the Company’s common stock on the day prior to the issuance of the Note or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which KCC elects to convert the Note.

Per the Loan Agreement, the Company issued KCC a Series E Stock Purchase Warrant to purchase up to 584,416 shares of the Company’s common stock at a purchase price of the lesser of: (i) $1.54, the closing price of the Company’s common stock on the day prior to issuance of the Series E Warrant; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which KCC elects to exercise the Series E Warrant. The Series E Warrant is exercisable for a period of five years from the date of issuance and may be exercised on a cashless basis.

On February 2, 2016, KCC exercised a portion of its Series B Warrant for 2,173,913 shares of our common stock at an exercise price of $0.46 per share resulting in proceeds of $1,000,000.

On May 1, 2015, the Company entered into the Option Agreement with Dr. Gerlach, pursuant to which the Company obtained a one-year exclusive option to evaluate certain technology for a fee of $24,000, payable in four quarterly installments of $6,000, with the first installment due on May 1, 2015. The final payment under the Option agreement was paid during the three months ended March 31, 2016.

On September 25, 2014, the Company entered into a Charitable Grant Agreement with the University of Pittsburgh, pursuant to which it committed to provide a charitable donation to the University in the aggregate amount of $75,000. The Company paid the Grant in eight quarterly installments of $9,375, with the first payment made in October 2014 and the final payment made July 20, 2016. Dr. Gerlach, from whom the Company purchased the CellMist™ System, is a professor at the University of Pittsburgh.

As compensation for their service on the Board, Dr. Kirkland and Mr. Sierchio will receive an annual retainer of $6,000, payable in equal yearly installments in arrears and prorated for any partial years of service. Additionally, on August 14, 2014, the Company granted to each of Dr. Kirkland and Mr. Sierchio an incentive stock option to purchase up to 20,000 shares of the Company's common stock at an exercise price of $0.80 per share, the closing price of the Company's common stock as quoted on the OTC Markets Group Inc. QB tier (the "OTCQB") on the day prior to the grant. Subject to their continued service as a member of the Board, 10,000 of the shares vested immediately and 10,000 of the shares vested on the first anniversary of date of grant and may be exercised on a "cashless basis" using the formula contained therein.

For the year ended December 31, 2015 directors' fees incurred were $12,000 (2014: $12,000). Legal fees incurred with respect to one of the Company's directors in the year ended December 31, 2015 were $106,743 (2014: $156,175). Amounts included in accounts payable and accrued expenses, and due to related parties, at December 31, 2015 were $30,095 (2014: $7,255).

In connection with the Company's anticipated Section 510(k) submission of its proprietary SkinGunTM to the FDA it engaged StemCell Systems to provide it with prototypes and related documents. Pursuant to this engagement the Company incurred expenses of $194,336 in the year ended December 31, 2015. Dr. Gerlach, from whom the Company purchased the SkinGunTM technology, is a principal of StemCell Systems.

On September 25, 2014, the Company entered into a Charitable Grant Agreement with the University, pursuant to which it committed to provide a charitable donation to the University in the aggregate amount of $75,000. The Company will pay the Grant in eight quarterly installments of $9,375, with the first payment made on or before October 2014 and the final payment to be made on or before July 31, 2016. Effective November 1, 2015, the Company entered into a Charitable Gift Agreement with the University, pursuant to which it committed to provide a charitable donation to the University in the aggregate amount of $83,000. The Gift was paid in full in December 2015. Dr. Gerlach, from whom the Company purchased the SkinGunTM technology, is a professor at the University.

On May 1, 2015, the Company entered into the Option Agreement with Dr. Gerlach, pursuant to which the Company obtained a one-year exclusive option to evaluate the Technology, for the purpose of determining whether the Company would like to purchase or license the Technology. Pursuant to the terms of the Option Agreement, the Company will pay Dr. Gerlach a non-refundable fee of $24,000, payable in four quarterly installments of $6,000, with the first installment due on May 1, 2015. The $24,000 option payment was recognized as research and development expense during the period ended December 31, 2015. At December 31, 2015, $6,000 of the amount payable was recorded as current liabilities in the accompanying consolidated balance sheet.

On December 31, 2013, the Company completed the sale of 100% of the issued and outstanding shares of Fostung Resources to Duke for a promissory note in the amount of $80,000, which amount approximated the fair value of the leases and mining claims controlled by Fostung Resources, as concluded by an independent third-party geological consultant. Mr. Herdev S. Rayat, the majority shareholder of Duke is the brother of Mr. Harmel S. Rayat, the Company's majority shareholder. During 2014 management determined that collection of any portion of the principal outstanding under the promissory note from Duke was no longer probable. As a result, the Company wrote off the balance of principal due under the note amounting to $83,200, including interest receivable of $3,200, during the year ended December 31, 2014.